Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands		Number of ordinary shares		Additional paid-in capital	Subscription receivable	Statutory reserves	Accumulated Other comprehensive loss	Accumulated deficit	Total Borqs Technologies, Inc. shareholders’ equity	Noncontrolling interest	Total
Balance at Dec. 31, 2018				$ 124,062		$ 2,097	$ (2,143)	$ (146,194)	$ (22,178)	$ (296)	$ (22,474)
Balance (in Shares) at Dec. 31, 2018		31,303,350
Effect of ASC 606 adoption								930	930		930
Consolidated net loss								(34,408)	(34,408)	(1,325)	(35,733)
Foreign exchange difference							437		437	(284)	153
Issuance of ordinary shares	[1]			28,179	(15,287)				12,892		12,892
Issuance of ordinary shares (in Shares)	[1]	8,539,908
Transactions related to equity interests in Yuantel	[2]			7,767			(198)		7,570	(2,489)	5,081
Repurchase of ordinary shares	[3]			(10,048)					(10,048)		(10,048)
Repurchase of ordinary shares (in Shares)	[3]	(966,136)
Share-based compensation				495					495		495
Balance at Dec. 31, 2019				150,455	(15,287)	2,097	(1,904)	(179,672)	(44,311)	(4,394)	(48,705)
Balance (in Shares) at Dec. 31, 2019		38,877,122
Consolidated net loss								(35,503)	(35,503)	715	(34,788)
Foreign exchange difference							661		661		661
Debt equity conversion settlement	[4]			3,594					3,594		3,594
Debt equity conversion settlement (in Shares)	[4]	3,078,880
Disposal of Yuantel	[2]			(6,959)					(6,959)	3,566	(3,393)
Contribution by management	[5]			396					396		396
Issuance of ordinary shares for collateral	[6]			4,080	(4,080)
Issuance of ordinary shares for collateral (in Shares)	[6]	4,000,000
Share-based compensation	[7]			19,994					19,994		19,994
Share-based compensation (in Shares)	[7]	13,983,136
Balance at Dec. 31, 2020				171,560	(19,367)	2,097	(1,243)	(215,175)	(62,128)	(113)	(62,241)
Balance (in Shares) at Dec. 31, 2020		59,939,138
Consolidated net loss								(55,865)	(55,865)	(737)	(56,602)
Foreign exchange difference							152		152		152
Debt equity conversion settlement	[4]			36,092					36,092		36,092
Debt equity conversion settlement (in Shares)	[4]	24,234,339
Disposal of a subsidiary						(196)			(196)		(196)
Issuance of warrants associated with convertible notes	[8]			12,950					12,950		12,950
Issuance of warrants associated with convertible notes (in Shares)	[8]
Shares conversion of convertible notes	[8]			21,433					21,433		21,433
Shares conversion of convertible notes (in Shares)	[8]	23,940,336
Warrants exercised into shares	[8]			55					55		55
Warrants exercised into shares (in Shares)	[8]	30,907,669
Shares released from escrow	[6]				4,080				4,080		$ 4,080
Shares released from escrow (in Shares)			[6],[9]								2,350,000
Acquisition of a subsidiary	[10]			5,516					5,516	6,513	$ 12,029
Acquisition of a subsidiary (in Shares)	[10]	14,806,364
Capital injection from non-controlling shareholders of a subsidiary	[9]									297	$ 297
Capital injection from non-controlling shareholders of a subsidiary (in Shares)			[6],[9]								2,350,000
Share-based compensation	[7]			14,665					14,665		$ 14,665
Share-based compensation (in Shares)	[7]	9,519,676
Balance at Dec. 31, 2021				$ 262,271	$ (15,287)	$ 1,901	$ (1,091)	$ (271,040)	$ (23,246)	$ 5,960	$ (17,286)
Balance (in Shares) at Dec. 31, 2021		163,347,522

[1]	Refer to Note 2(ff) for information regarding subscription receivables.
[2]	Refer to Note 1(c) for information regarding transactions related to equity interests in Yuantel.
[3]	Refer to Note 21(d) for information regarding repurchase of ordinary shares.
[4]	Refer to Note 21(g) for information regarding debt repayment settlement.
[5]	Refer to Note 21(h) for information regarding contribution by management.
[6]	Refer to Note 21(i) for information regarding issuance of shares for collateral.
[7]	Refer to Note 17(c)(d) for information regarding share-based compensation.
[8]	Refer to Note 14 for information regarding warrants granted associated with convertible notes.
[9]	Refer to Note 21(n) for information regarding capital injection from non-controlling shareholders.
[10]	Refer to Note 4 for information regarding acquisition of HHE.